UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	$1,000	$1,074,590
Northern Tobacco Securitization Corp., RB, Asset Backed, Series A, 5.00%, 6/01/46	690	435,266
		1,509,856
California — 13.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	2,960,543
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	759,828
Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,793,675
City of San Jose California, RB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,522,845
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.00%, 9/01/26	3,000	3,267,240
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	4,875	4,912,879
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	3,845,664
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	3,310	3,542,163
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	2,852,889
		25,457,726
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,440	2,454,274
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	2,000	2,196,560

Municipal Bonds	Par (000)	Value
Florida — 9.2%
County of Lee Florida, Refunding RB, Series A, AMT, 5.38%, 10/01/32	$2,000	$1,988,720
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT(NPFGC), 6.00%, 10/01/29	3,275	3,295,043
Hillsborough County IDA, RB, AMT National Gypsum Co.:
Series A, 7.13%, 4/01/30	2,500	2,228,000
Series B, 7.13%, 4/01/30	3,750	3,342,000
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	735	799,092
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,610	1,649,831
Santa Rosa County School Board, COP, Refunding, Series Two (NPFGC), 5.25%, 2/01/26	730	754,908
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.38%, 10/01/34	1,150	1,160,936
Village Center Community Development District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,995	1,792,468
5.13%, 11/01/36	1,000	858,640
		17,869,638
Georgia — 2.9%
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	1,000	1,041,010
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	3,880	4,479,538
		5,520,548
Illinois — 13.8%
Chicago Board of Education, GO, Series A (a):
5.50%, 12/01/39	1,815	1,922,992
5.00%, 12/01/41	1,695	1,689,695
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,950	2,046,778
Chicago Transit Authority, RB, Sales Tax Revenue, 5.25%, 12/01/36 (a)	615	635,898

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	$6,065	$6,977,297
Illinois Finance Authority, Refunding RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,094,680
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,232,556
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,554,410
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,446,145
6.00%, 6/01/28	390	405,530
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,779,186
		26,785,167
Indiana — 7.4%
Indiana Finance Authority WasteWater Utility, RB, CWA Authority Project, First Lien, Series A, 5.25%, 10/01/31	3,000	3,243,120
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	4,939,445
Indianapolis Local Public Improvement Bond Bank, RB:
(AGM) Series K, 5.00%, 6/01/25	2,355	2,506,120
Series F, 5.25%, 2/01/36	3,360	3,635,923
		14,324,608
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Asset Backed, Series C, 5.63%, 6/01/46	550	392,689
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	3,250	3,535,675
Kentucky — 4.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,300	1,357,941
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	3,200	3,546,112
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/37	2,955	3,041,818
		7,945,871

Municipal Bonds	Par (000)	Value
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	$1,420	$1,480,151
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,735,275
Massachusetts — 5.7%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	3,000	3,044,940
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	2,055	2,107,793
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,630	1,642,192
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax Revenue, Series B, 5.00%, 10/15/41 (a)	2,950	3,150,246
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	1,000	1,081,560
		11,026,731
Michigan — 2.9%
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	1,805	1,986,727
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,375,763
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,336,538
		5,699,028
Nevada — 5.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,177,750
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,300	1,370,109
Series B, 5.75%, 7/01/42	6,055	6,490,112
		11,037,971
New Jersey — 2.7%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,355,120
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	2,670	2,944,423
		5,299,543

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 4.5%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	$1,290	$1,365,994
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,500	2,668,000
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,245,204
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	3,030	3,328,152
		8,607,350
Pennsylvania — 5.3%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,191,971
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	3,455	3,728,670
6.00%, 12/01/41	3,000	3,189,720
Philadelphia Hospitals and Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia, Series D, 5.00%, 7/01/32	2,150	2,224,863
		10,335,224
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	1,000	1,078,160
Texas — 9.0%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/31	1,000	1,007,700
6.00%, 1/01/41	2,600	2,617,394
City of Houston TX, Refunding RB, Series B, 5.25%, 9/01/28	1,600	1,635,472
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,051,802
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	1,320	1,401,523
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	800	897,600
Harris County Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/36	730	782,838
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,077,690
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,061,902

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,700	$1,813,951
		17,347,872
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,000	2,026,900
Virginia — 1.0%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,700	1,942,947
West Virginia — 0.5%
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	985	1,054,117
Total Municipal Bonds – 97.0%		187,663,881

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 21.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	2,902,944
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	4,200	4,538,058
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,214,620
Los Angeles Community College District California, GO Election of 2008:
Series A, 6.00%, 8/01/33	7,697	8,773,622
Series C, 5.25%, 8/01/39	5,250	5,742,345
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	834,730
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	8,412	9,163,573
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,357,360
		41,527,252
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,149	2,251,877
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	3,177,925

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	$3,507	$3,831,607
		7,009,532
Florida — 4.2%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	2,700	2,755,242
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	3,953,441
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,395	1,469,158
		8,177,841
Illinois — 4.1%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	6,095,053
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,750	1,845,806
		7,940,859
Nevada — 9.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,617,100
Series B, 5.50%, 7/01/29	5,668	6,279,947
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,400,633
		18,297,680
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,159	2,387,491
New Jersey — 3.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,383,205
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	4,000	4,166,600
		6,549,805
New York — 4.6%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	2,504	2,759,339
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	5,700	6,177,261
		8,936,600
Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,120	3,145,584

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
South Carolina — 1.8%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	$3,240	$3,523,209
Texas — 7.1%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	3,989	4,371,016
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,675,346
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	3,782,690
		13,829,052
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,868,792
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,289	3,327,370
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 66.5%		128,772,944
Total Long-Term Investments (Cost – $301,136,829) – 163.5%		316,436,825

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	4,385,878	4,385,878
Total Short-Term Investments (Cost – $4,385,878) – 2.3%		4,385,878
Total Investments (Cost — $305,522,707*) - 165.8%		320,822,703
Liabilities in Excess of Other Assets – (0.8)%		(1,553,644)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (34.3)%		(66,416,198)
VRDP Shares, at Liquidation Value – (30.7)%		(59,400,000)
Net Assets Applicable to Common Shares – 100.0%		$193,452,861

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$239,944,785
Gross unrealized appreciation	$16,479,522
Gross unrealized depreciation	(1,990,591)
Net unrealized appreciation	$14,488,931

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$3,150,246	$10,001
Citigroup Global Market	$1,211,197	$8,848
Jefferies & Company, Inc.	$2,401,490	$47,672
Wells Fargo	$635,898	$2,491

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

FFI Institutional Tax-Exempt Fund	2,085,565	2,300,313	4,385,878	$201

(d)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$316,436,825	—	$316,436,825
Short -Term Securities	$4,385,878	—	—	4,385,878
Total	$4,385,878	$316,436,825	—	$320,822,703

1	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2011